Daruma Asset Management, Inc.
60 East 42nd Street
Suite 1111
New York, NY 10165
Tel: 212-687-1233
Fax: 212-687-1544

Form 13F Cover Page

Report for the calendar year ended or quarter ended:
December 31, 2001

Check here if amendment:	[   ] Amendment Number
This Amendment (check one only): 	[    ]is a restatement
					[    ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:		Mariko O. Gordon
Address:	Daruma Asset Mangement, Inc.
60 East 42nd Street
		Suite 1111
		New York, NY 10165

13F File Number:	28-7768

Mariko O. Gordon ('Gordon"), a natural person, owns a majority of the outstanding voting securities and is president of Daruma Asset Management, Inc. ("Daruma"), an "institutional investment manager" as such term is defined in Rule 13f-1 ("Rule 13f-1") under the Securities Act of 1934. Solely for purposes of the reporting requirements of Rule 13f-1, Gordon may be deemed to have "investment discretion" (as such term is defined in Rule 13f-1) with respect to all accounts (the "Daruma Accounts") over which Daruma exercises investment discretion. Daruma has filed a Form 13F reporting on behalf of Gordon required information with respect to "13f securities" (as such term is defined in Rule 13f-1) held in the Daruma Accounts.

Person signing this report on behalf of reporting manager:
Name:		Mariko O. Gordon
Title:	President
Phone:	212-687-1233
Signature, place and date of signing:



/s/
Mariko O. Gordon	New York, New York	January 29, 2002


Report Type: (Check only one):

[   ]	13F Holdings Report
[ x ]	13F Notice Report
[   ]	13F Combination Report

List of other managers reporting for this manager:

Daruma Asset Management, Inc.		28-7766


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE COMMISSION ACT OF 1934.